PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 170,537	$ 182,519
Accumulated depreciation	98,146	105,347
Depreciation cost	72,391	77,172	[1]
Buildings and Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	82,898	91,908
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	49,822	54,388
Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	31,604	28,212
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,573	3,796
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	235	205
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,405	$ 4,010

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.